Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document and Entity Information
Document Type	11-K
Entity Registrant Name	Mayville Engineering Company, Inc.
Entity Central Index Key	0001766368
Amendment Flag	false
Mayville Engineering Company, Inc. 401(k) Plan
Document and Entity Information
Document Type	11-K
Entity Tax Identification Number	39-0944729
Amendment Flag	false